Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Operating revenue	[1]	$ 3,970	$ 3,088	$ 7,828	$ 6,554
Net income (loss)		54	449	(626)	952
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		1,938	1,829	3,903	3,577
Net income (loss)		100	339	120	523
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue	[2]	530	508	1,096	898
Net income from discontinued operations		26	45	80	102
Net income (loss)		119	83	309	263
Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		(303)	(187)	(523)	(376)
Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		3,970	3,088	7,828	6,554
Adjustments/Eliminations
Segment Reporting Information [Line Items]
Operating revenue			14		42
Eliminations
Segment Reporting Information [Line Items]
Operating revenue		(303)	(173)	(523)	(334)
Power Delivery
Segment Reporting Information [Line Items]
Operating revenue		585	528	1,183	1,091
Net income (loss)		156	145	311	301
Power Delivery | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		6	6	12	12
Power Delivery | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		591	534	1,195	1,103
Power Delivery | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		585	528	1,183	1,091
Net income (loss)		156	145	310	299
Power Generation
Segment Reporting Information [Line Items]
Operating revenue		1,598	1,635	3,343	3,495
Net income (loss)		250	276	558	624
Power Generation | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		5	3	9	5
Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		1,603	1,638	3,352	3,500
Power Generation | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		1,353	1,301	2,749	2,701
Net income (loss)		237	227	441	449
Gas Infrastructure
Segment Reporting Information [Line Items]
Operating revenue		881	914	2,254	2,136
Net income (loss)		247	249	606	576
Gas Infrastructure | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		29	8	55	14
Gas Infrastructure | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		910	922	2,309	2,150
Gas Infrastructure | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue		530	508	1,096	898
Net income from discontinued operations		0	0	0	0
Net income (loss)		116	130	254	253
Southeast Energy
Segment Reporting Information [Line Items]
Operating revenue		915		2,097
Net income (loss)		82		214
Southeast Energy | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		915		2,097
Corporate and Other
Segment Reporting Information [Line Items]
Operating revenue		(9)	(3)	(1,049)	(210)
Net income (loss)		(681)	(221)	(2,315)	(549)
Corporate and Other | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		263	170	447	345
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		254	167	(602)	135
Corporate and Other | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		0	0	(29)	(215)
Net income (loss)		(293)	(33)	(631)	(225)
Corporate and Other | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue		0	0	0	0
Net income from discontinued operations		26	45	80	102
Net income (loss)		$ 3	$ (47)	$ 55	$ 10

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 20 for amounts attributable to related parties.